Schedule of Investments

September 30, 2023 (unaudited)

Muirfield Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - 63.1%

Communication Services - 5.8%
ALPHABET INC. (C) (1)	120,749	15,920,756
CHARTER COMMUNICATIONS INC CL A (1)	3,786	1,665,159
COMCAST CORP NEW CL A	59,948	2,658,094
IDT CORPORATION (1)	9,809	216,288
LIBERTY BROADBAND CORPORATION - CLASS A (1)	701	63,728
LIBERTY BROADBAND CORPORATION - CLASS C (1)	5,586	510,114
META PLATFORMS INC (1)	17,898	5,373,159
NEW YORK TIMES CO	423	17,428
NEXSTAR MEDIA GROUP INC	129	18,495
SHENANDOAH TELECOMMUN CO	735	15,148
TELEPHONE & DATA SYS INC DEL NEW	8,623	157,887
T-MOBILE US INC	83,575	11,704,679
TRADE DESK, INC. (THE) (1)	13,880	1,084,722

		39,405,657

Consumer Discretionary - 9.9%
AMAZON.COM INC (1)	51,020	6,485,662
BEST BUY CO INC	18,754	1,302,840
BORG WARNER INC	15,914	642,448
CAVCO INDUSTIRES INC (1)	160	42,506
DANA INCORPORATED	3,684	54,044
DR HORTON INC	52,386	5,629,923
FRONTDOOR INC (1)	3,994	122,176
GARMIN LIMITED	104,705	11,014,966
HELEN OF TROY LTD (1)	10,320	1,202,899
HOME DEPOT INC	11,096	3,352,767
IROBOT CORPORATION (1)	716	27,136
KB HOME	5,117	236,815
LA Z BOY INC	2,081	64,261
LEGGETT & PLATT INC	32,357	822,191
LENNAR CORP	67,503	7,575,862
LOWES COMPANIES INC	4,683	973,315
M/I HOMES INC (1)	16,719	1,405,065
MDC HOLDINGS INC	123	5,071
MERITAGE HOMES CORPORATION	2,823	345,507
MOHAWK INDS INC (1)	36,753	3,153,775
NVR INC (1)	276	1,645,871
O’REILLY AUTOMOTIVE INC (1)	1,380	1,254,227
PULTEGROUP INC	33,310	2,466,606
ROSS STORES INC	19,429	2,194,506
SKYLINE CHAMPION CORPORATION (1)	26,489	1,687,879
TEMPUR SEALY INTERNATIONAL INC	49,051	2,125,870
THE ONE GROUP HOSPITALITY, INC (1)	1,195	6,573
TJX COMPANIES INC	52,762	4,689,487
TOLL BROS INC	28,148	2,081,826
Town Sports International (1)(4)	4,613	0
TUPPERWARE BRANDS CORP (1)	19,775	27,685
Ulta Beauty, Inc. (1)	1,540	615,153
WAYFAIR INC (1)	1,383	83,768
WHIRLPOOL CORP	32,150	4,298,455

		67,637,135

Consumer Staples - 1.1%
COSTCO WHOLESALE CORP	154	87,004
KROGER CO	5,380	240,755
TARGET CORPORATION	2,181	241,153
WALMART INC	42,716	6,831,570

		7,400,482

Energy - 6.2%
ANTERO MIDSTREAM CORPORATION	784	9,392
BAKER HUGHES COMPANY	3,781	133,545
Berry Corporation (bry)	2,368	19,418
CHAMPIONX CORP	1,005	35,798
CHENIERE ENERGY INC	4,271	708,815
CHESAPEAKE ENERGY CORPORATION	2,752	237,305
CHEVRON CORP	60,823	10,255,974
CHORD ENERGY CORPORATION	169	27,390
CIVITAS RESOURCES INC	2,999	242,529
CONOCOPHILLIPS	30,649	3,671,750
COTERRA ENERGY INC	886	23,966
DENBURY INC (1)	1,367	133,980
DEVON ENERGY CORP	3,717	177,301
DIAMONDBACK ENERGY, INC	14,436	2,235,848
EOG RESOURCES INC	22,187	2,812,424
EXXON MOBIL CORP	66,462	7,814,602
HALLIBURTON CO HLDG CO	2,577	104,369
HELMERICH & PAYNE INC	4,676	197,140
HF SINCLAIR CORPORATION	1,857	105,719
INTERNATIONAL SEAWAYS INC	155	6,975
MAGNOLIA OIL & GAS CORPORATION	936	21,444
MARATHON OIL CORP	337	9,015
MARATHON PETROLEUM CORP	2,591	392,122
NOBLE CORPORATION PLC	7,467	378,204
ONEOK INC NEW	12,334	782,346
OVINTIV INC	8,791	418,188
PBF ENERGY INC	416	22,268
PEABODY ENERGY CORP	502	13,047
PHILLIPS 66	28,689	3,446,983
PIONEER NATURAL RESOURCES	15,777	3,621,610
SCHLUMBERGER LTD	11,907	694,178
SCORPIO TANKERS INC	1,852	100,230
SM ENERGY CO	1,906	75,573
TARGA RESOURCES CORP	5,593	479,432
TEEKAY CORPORATION (1)	3,592	22,163
TIDEWATER INC NEW (1)	1,599	113,641
VALARIS LIMITED (1)	3,139	235,362
VALERO ENERGY CORP	12,252	1,736,231
VITAL ENERGY INC (1)	429	23,775
WEATHERFORD INTERNATIONAL PLC (1)	4,938	446,050
WILLIAMS COS INC	2,382	80,250

		42,066,352

Financials - 8.8%
AMERICAN EQ INVT LIFE HLDG CO	2,103	112,805
Berkshire Hathaway Class B (1)	90,887	31,837,716
CHUBB LIMITED	2,424	504,628
ESSENT GROUP LTD	6,724	317,978
EURONET WORLDWIDE INC (1)	1,312	104,147
FIRST AMERICAN FINANCIAL CORP	14,206	802,497
GLOBAL PAYMENT INC	3,829	441,828
MARSH & MCLENNAN COS INC	15,198	2,892,179
MASTERCARD INCORPORATED	53,971	21,367,659
MEDLEY MANAGEMENT INC (1)	235	0
NMI HOLDINGS INC (A) (1)	4,033	109,254
PROGRESSIVE CORP OH	5,202	724,639
STEWART INFORMATION SVCS CRP	15,866	694,931
TRAVELERS COS INC (THE)	1,148	187,480

		60,097,741

Healthcare - 5.3%
APOGEE THERAPEUTICS INC (1)	2,306	49,118
CARDINAL HEALTH INC	12,399	1,076,481
CENTENE CORPORATION (1)	33,908	2,335,583
CVS HEALTH CORP	7,110	496,420
ELEVANCE HEALTH INC	3,508	1,527,453
ELI LILLY & CO	11,544	6,200,629
GALECTIN THERAPEUTICS INC (1)	3,817	7,329
HUMANA INC	4,323	2,103,226
JOHNSON AND JOHNSON	54,855	8,543,666
MCKESSON CORP	2,971	1,291,939
MOLINA HEALTHCARE INC (1)	812	266,247
ORGANON & CO	3,391	58,868
PFIZER INC	62,933	2,087,488
QUEST DIAGNOSTICS INC	3,278	399,457
THE CIGNA GROUP	6,455	1,846,582
UNITEDHEALTH GROUP INC (DEL)	8,670	4,371,327
VIATRIS INC.	29,587	291,728
ZOETIS INC	17,051	2,966,533

		35,920,074

Industrials - 9.1%
3M COMPANY	7,704	721,248
A. O. SMITH CORP	11,012	728,224
ADVANCED DRAINAGE SYSTEMS INC	3,784	430,733
AECOM	18,073	1,500,782
AGCO CORP	2,989	353,539
AIR LEASE CORP	10,413	410,376
ALASKA AIR GROUP INC (1)	24,185	896,780
ALLEGIANT TRAVEL COMPANY	2,256	173,396
ALLEGION PLC	11,947	1,244,877
AMERESCO INC (1)	2,613	100,757
APPLIED INDUSTRIAL TECH INC	2,496	385,907
ARCOSA INC	81	5,824
ARGAN INC	752	34,231
ARMSTRONG WORLD INDS INC	7,469	537,768
BLUELINX HOLDINGS INC (1)	1,082	88,821
BOISE CASCADE COMPANY	11,244	1,158,582
BUILDERS FIRSTSOURCE INC (1)	17,877	2,225,508
CARLISLE COMPANIES	4,435	1,149,818
CARRIER GLOBAL CORP	9,616	530,803
COPART INC (1)	61,130	2,634,092
CORE & MAIN INC (1)	343	9,896
DELTA AIR LINES INC. (NEW)	11,554	427,498
DOVER CORP	31,480	4,391,775
EMCOR GROUP INC	10,720	2,255,381
FASTENAL CO	109,539	5,985,211
FERGUSON PLC	22,878	3,762,745
FTAI AVIATION INC.	5,264	187,135
GATX CORP	3,723	405,174
GENCO SHIPPING & TRADING LTD	3,389	47,412
GRACO INC	30,320	2,209,722
GRAINGER W W INC	5,994	4,146,889
GRANITE CONSTRUCTION INC	1,450	55,129
HONEYWELL INTERNATIONAL INC	7,093	1,310,361
JOHNSON CONTROLS INTERNATIONAL PLC	18,137	965,070
KIRBY CORPORATION (1)	28,697	2,376,112
LENNOX INTERNATIONAL INC	288	107,839
MASCO CORP	2,577	137,741
MATSON INC	11,015	977,251
MCGRATH RENT CORP	1,219	122,193
MSC INDUSTRIAL DIRECT CO INC	32,348	3,174,956
OLD DOMINION FREIGHT LINE	555	227,073
OWENS CORNING INC	15,840	2,160,734
QUANTA SERVICES INC	13,239	2,476,620
RYDER SYS INC	2,969	317,535
SOUTHWEST AIRLINES CO	13,056	353,426
STARTEK INC (1)	2,934	9,536
TRANE TECHNOLOGIES PLC	14,426	2,927,180
UFP Industries, Inc.	498	50,995
UNITED AIRLINES HOLDINGS INC (1)	29,913	1,265,320
UNITED RENTALS INC	3,262	1,450,187
VALMONT INDS INC	140	33,629
VERITIV CORP	6,267	1,058,496
WATSCO INC	1,682	635,325
XOMETRY INC (1)	2,706	45,948
ZURN ELKAY WATER SOLUTIONS CORP	10,055	281,741

		61,661,301

Information Technology - 16.2%
ADVANCED MICRO DEVICES INC (1)	23,960	2,463,567
ALPHA AND OMEGA SEMICONDUCTOR LIMITED (1)	3,977	118,674
ANALOG DEVICES INC	38,284	6,703,146
APPLE INC	123,115	21,078,519
APPLIED MATERIALS INC	17,323	2,398,369
BROADCOM INC	10,320	8,571,586
CIRRUS LOGIC INC (1)	8,514	629,695
DIGITAL TURBINE INC (1)	10,344	62,581
ENPHASE ENERGY INC (1)	17,714	2,128,337
FIRST SOLAR INC (1)	8,755	1,414,720
GLOBALFOUNDRIES INC. (1)	2,055	119,580
IMPINJ INC (1)	1,329	73,135
INTEL CORP	72,012	2,560,027
KLA Corporation	1,682	771,466
LAM RESEARCH CORP	2,138	1,340,034
MARVELL TECHNOLOGY INC.	1,868	101,115
MICROCHIP TECH INC	38,249	2,985,334
MICRON TECH INC	19,813	1,347,878
MICROSOFT CORP	43,673	13,789,745
MKS INSTRUMENTS INC	5,553	480,557
NVIDIA CORP	36,338	15,806,667
ON SEMICONDUCTOR CORP (1)	6,108	567,739
QORVO INC (1)	13,813	1,318,727
QUALCOMM INC	43,673	4,850,323
SKYWORKS SOLUTIONS INC	41,964	4,137,231
TERADYNE INC	19,226	1,931,444
TEXAS INSTRUMENTS INC	80,192	12,751,330
UNIVERSAL DISPLAY CORP	194	30,456
WOLFSPEED INC (1)	5,397	205,626

		110,737,608

Materials - 0.7%
MARTIN MARIETTA MATL INC	4,819	1,978,103
SCHNITZER STEEL INDUSTRIES INC	1,053	29,326
SYLVAMO CORPORATION	1,976	86,825
VULCAN MATERIALS CO	12,550	2,535,351

		4,629,605

Real Estate Investment Trust - 0.0%
CORENERGY INFRASTRUCTURE TRUST INC REIT	13,458	10,766
Spirit MTA REIT Liquidating Trust (1)(4)	9,151	0

		10,766

Utilities - 0.0%
MDU RESOURCES GROUP INC	14,688	287,591

		287,591

Total Common Stocks (United States)	(Cost	$369,182,711)	429,854,312

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		2,612	68,983

Total Preferred Stock (United States)	(Cost	$65,288)	68,983

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)		7	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)		7	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)		57	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)		28	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)		349	2,136
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)		122	1,793
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)		23	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)		128	3,512
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)		63	1,118

Total Warrants (United States)	(Cost	$8,512)	8,559

Money Market Registered Investment Companies - 35.1%

Meeder Institutional Prime Money Market Fund, 5.42% (2)		238,942,410	238,966,304

Total Money Market Registered Investment Companies	(Cost	$238,835,315)	238,966,304

Total Investments - 98.2%	(Cost	$608,091,826)	668,898,158

Other Assets less Liabilities - 1.8%			12,354,108

Total Net Assets - 100.0%			681,252,266

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		5,837	68,993
Meeder Dynamic Allocation Fund - Retail Class		15,274	187,565
Meeder Muirfield Fund - Retail Class		11,246	96,378
Meeder Conservative Allocation Fund - Retail Class		1,733	36,133

Total Trustee Deferred Compensation	(Cost	$365,182)	389,069

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(86)	12/15/2023	(21,675,440)	235,655
Mini MSCI EAFE Index Futures	915	12/15/2023	93,398,625	(3,034,150)
Mini MSCI Emerging Markets Index Futures	430	12/15/2023	20,543,250	(699,784)
Russell 2000 Mini Index Futures	535	12/15/2023	48,112,550	(2,022,600)
Standard & Poors 500 Mini Futures	197	12/15/2023	42,606,175	(1,288,231)

Total Futures Contracts	1,991		182,985,160	(6,809,108)

(@)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$668,898,158	$(6,809,108)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$668,898,158	$(6,809,108)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2023.

(3)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(5)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.